FINANCE LEASE (Details Narrative)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Finance Lease
Weighted average interest rate	0.99%	0.92%	0.89%
Weighted average remaining lease term	3 years 6 months 25 days	4 years	3 years 11 months 23 days